INTEREST RESERVE (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INTEREST RESERVE [Abstract]
INTEREST RESERVE
8.	INTEREST RESERVE

At March 31, 2021 and December 31, 2020, the Company had two and one loans, respectively, that included a loan funded interest reserve.  For the three months ended March 31, 2021, approximately $82 thousand of interest income was earned and disbursed from the interest reserve.

The following table presents changes in interest reserve as of and for the three months ended March 31, 2021:

Three months ended March 31, 2021
Initial reserves	$1,325,750
New reserves	2,000,000
Reserves disbursed	(82,266)
Total Interest reserve	$3,243,484

8.	INTEREST RESERVE

At December 31, 2020, the Company had one loan that included a loan funded interest reserve. As of December 31, 2020, approximately $74 thousand of interest income was earned and disbursed from the interest reserve.

The following table presents changes in interest reserve as of and for the period from July 31, 2020 (commencement of operations) to December 31, 2020:

For the period from July 31, 2020 to December 31, 2020
Initial reserves	$—
New reserves	1,400,000
Reserves disbursed	(74,250)
Total Interest reserve	$1,325,750